Drilling units (Details) (Drilling units [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Drilling units [Member]
Drilling units [Line Items]
Cost	$ 12,898	$ 11,928
Accumulated depreciation	(1,675)	(1,133)
Net book value	11,223	10,795
Depreciation and amortization expense	$ 547	$ 448	$ 369